UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Litmus Capital Management, LLC

Address:  1325 Avenue of the Americas, 28th Floor
          New York, New York  10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anthony Cordone
Title:    Chief Operating Officer
Phone:    (212) 786-6117

Signature, Place and Date of Signing:


/s/ Anthony Cordone             New York, New York             May 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $97,501
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1                COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COL 7        COLUMN 8

                                                             VALUE     SHRS/     SH/ PUT/   INVESTMENT  OTHR     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN CALL   DISCRETION  MGRS   SOLE      SHARED NONE
       --------------          --------------     -----     --------   -------   --- ----   ----------  ----   ----      ------ ----
AMERICAN ORIENTAL BIOENGR IN   COM              028731107    15,229    1,880,100 SH            SOLE     NONE   1,880,100
ARCH CAP GROUP LTD             ORD              G0450A105     9,010      131,200 SH            SOLE     NONE     131,200
CAL MAINE FOODS INC            COM NEW          128030202       668       20,000 SH            SOLE     NONE      20,000
CALLIDUS SOFTWARE INC          COM              13123E500       866      180,000 SH            SOLE     NONE     180,000
CARMAX INC                     PUT              143130952        18          100     PUT       SOLE     NONE         100
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601     6,224      345,000 SH            SOLE     NONE     345,000
COLONIAL BANCGROUP INC         COM              195493309       751       78,000 SH            SOLE     NONE      78,000
DG FASTCHANNEL INC             COM              23326R109     3,393      176,903 SH            SOLE     NONE     176,903
FIDELITY NATL INFORMATION SV   COM              31620M106     3,814      100,000 SH            SOLE     NONE     100,000
FIRSTFED FINL CORP             COM              337907109       950       35,000 SH            SOLE     NONE      35,000
FRONTIER FINL CORP WASH        COM              35907K105       530       30,000 SH            SOLE     NONE      30,000
GULFPORT ENERGY CORP           COM NEW          402635304     1,885      177,804 SH            SOLE     NONE     177,804
INNOSPEC INC                   COM              45768S105     6,708      316,429 SH            SOLE     NONE     316,429
INVERNESS MED INNOVATIONS IN   COM              46126P106     3,913      130,000 SH            SOLE     NONE     130,000
INVESTOOLS INC                 COM              46145P103    10,506      955,999 SH            SOLE     NONE     955,999
LUCAS ENERGY INC               COM NEW          549333201       770      250,001 SH            SOLE     NONE     250,001
MERCER INTL INC                COM              588056101     4,077      585,000 SH            SOLE     NONE     585,000
PREMIER EXIBITIONS INC         COM              74051E102     1,369      226,614 SH            SOLE     NONE     226,614
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     2,893      680,675 SH            SOLE     NONE     680,675
TERRA INDS INC                 COM              880915103     1,076       30,287 SH            SOLE     NONE      30,287
TRAILER BRIDGE                 COM              892782103     1,101      124,089 SH            SOLE     NONE     124,089
TRANSDIGM GROUP INC            COM              893641100     6,854      185,000 SH            SOLE     NONE     185,000
TYCO INTL LTD BERMUDA          SHS              G9143X208     9,330      211,800 SH            SOLE     NONE     211,800
UNITED WESTN BANCORP INC       COM              913201109     2,261      126,300 SH            SOLE     NONE     126,300
WESTERN ALLIANCE BANCORP       COM              957638109       322       25,000 SH            SOLE     NONE      25,000
ZEP INC                        COM              98944B108     2,984      184,000 SH            SOLE     NONE     184,000

SK 22358 0004 879002